Business and Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
Business and Organization
Hi-Crush Partners LP (together with its subsidiaries, the “Partnership”, “we”, “us” or “our”) is a Delaware limited partnership formed on May 8, 2012 to acquire selected sand reserves and related processing and transportation facilities of Hi-Crush Proppants LLC. In connection with its formation, the Partnership issued a non-economic general partner interest to Hi-Crush GP LLC, our general partner (the “General Partner”, or “Hi-Crush GP”), and a 100.0% limited partner interest to Hi-Crush Proppants LLC (the “sponsor”), its organizational limited partner.
On January 31, 2013, the Partnership entered into an agreement with the sponsor to acquire a preferred interest in Hi-Crush Augusta LLC (“Augusta”), the entity that owned the sponsor’s Augusta facility, which is located in Eau Claire County, Wisconsin, for $37,500 in cash and 3,750,000 newly issued convertible Class B units in the Partnership. The sponsor does not receive distributions on the Class B units unless certain thresholds are met and until they convert into common units. The preferred interest in Augusta entitled the Partnership to a preferred distribution of up to $3,750 per quarter, or up to $15,000 annually, see Augusta Contribution below.
On June 10, 2013, the Partnership acquired an independent frac sand supplier, D&I Silica, LLC (“D&I”), transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and distributor. The Partnership acquired D&I for $95,159 in cash and 1,578,947 common units (See Note 4 – Business Combination – Accounting for Acquisition of D&I). Founded in 2006, D&I is the largest independent frac sand supplier to the oil and gas industry drilling in the Marcellus and Utica shales. D&I operates through an extensive logistics network of rail-served origin and destination terminals located in the Midwest near supply sources and strategically throughout Pennsylvania, Ohio and New York.
On April 8, 2014, the Partnership entered into a contribution agreement with the sponsor to acquire certain equity interests in the sponsor’s Augusta facility for cash consideration of $224,250 (the “Augusta Contribution”). To finance the Augusta Contribution and refinance the Partnership’s revolving credit facility, (i) on April 8, 2014, the Partnership commenced a primary public offering of 4.25 million common units representing limited partnership interests in the Partnership and (ii) on April 28, 2014, the Partnership entered into a $200,000 senior secured term loan facility with certain lenders. The Partnership’s primary public offering closed on April 15, 2014 and resulted in net proceeds to the Partnership of $168,463. Upon receipt of these proceeds on April 15, 2014, the Partnership paid off the outstanding balance of $124,750 under its revolving credit facility. The Augusta Contribution closed on April 28, 2014, and at closing, the Partnership’s preferred equity interest in Augusta was converted into common equity interests of Augusta. Following the Augusta contribution the Partnership owns 98% of Augusta’s common equity interests. In addition, on April 28, 2014, the Partnership entered into a $150,000 senior secured revolving credit facility with various financial institutions by amending and restating its prior $200,000 revolving credit facility.

Business and Organization
Hi-Crush Partners LP (together with its subsidiaries, the “Partnership”) is a Delaware limited partnership formed on May 8, 2012 to acquire selected sand reserves and related processing and transportation facilities of Hi-Crush Proppants LLC. The Partnership is engaged in the excavation and processing of raw frac sand for use in hydraulic fracturing operations for oil and natural gas wells. In connection with its formation, the Partnership issued (a) a non-economic general partner interest to Hi-Crush GP LLC (the “General Partner”), and (b) a 100.0% limited partner interest to Hi-Crush Proppants LLC (the “sponsor”), its organizational limited partner.
Through August 15, 2012, Hi-Crush Proppants LLC owned 100% of the sand reserves and related excavation and processing facilities located in Wyeville, Wisconsin (“Wyeville Plant”). On August 16, 2012, the sponsor contributed its ownership of Hi-Crush Chambers LLC, Hi-Crush Railroad LLC, Hi-Crush Wyeville LLC, Hi-Crush Operating LLC and $4,606 of cash to the Partnership (the “Contribution”). In addition, the sponsor agreed to (1) convert all $23,916 of consolidated net intercompany receivables due from the Partnership into capital and (2) assume via capital contribution $10,028 of outstanding accounts payable maintained by Hi-Crush Operating LLC as of the transaction date. In return, the Partnership issued 13,640,351 common units and 13,640,351 subordinated units to the sponsor. In connection with this transaction, the Partnership also completed an initial public offering through the sale of 12,937,500 of the common units by the sponsor.
The Partnership considers all contributed assets to be under common control with Hi-Crush Proppants LLC. As such, we are presenting the consolidated historical financial statements of Hi-Crush Proppants LLC as our historical financial statements as we believe they provide a representation of our management’s ability to execute and manage our business plan. The financial statement data and operations of Hi-Crush Proppants LLC are referred to herein as “Predecessor,” whereas operations following the IPO transaction on August 16, 2012 are referred to herein as “Successor”.
On January 31, 2013, the Partnership entered into an agreement with the sponsor to acquire an interest in Hi-Crush Augusta LLC, the entity that owns the sponsor’s Augusta raw frac sand processing facility, for $37,500 in cash and 3.75 million of newly issued convertible Class B units in the Partnership. The sponsor will not receive distributions on the Class B units unless certain thresholds are met and until they convert into common units. The preferred interest in Augusta entitled the Partnership to a preferred distribution of $3,750 per quarter, or $15,000 annually. See Augusta Contribution below.
On June 10, 2013, the Partnership acquired an independent frac sand supplier, D & I Silica, LLC (“D&I”), transforming the Partnership into an integrated Northern White frac sand producer, transporter, marketer and distributor. The Partnership acquired D&I for $95,159 in cash and 1,578,947 common units (See Note 5 – Business Combination – Acquisition Accounting). Founded in 2006, D&I is the largest independent frac sand supplier to the oil and gas industry drilling in the Marcellus and Utica shales. D&I operates through an extensive logistics network of rail-served origin and destination terminals located in the Midwest near supply sources and strategically throughout Pennsylvania, Ohio and New York.
On April 8, 2014, the Partnership entered into a contribution agreement with the sponsor to acquire substantially all of the remaining equity interests in the sponsor’s Augusta facility for cash consideration of $224,250 (the “Augusta Contribution”). To finance the Augusta Contribution and refinance the Partnership’s revolving credit facility, (i) on April 8, 2014, the Partnership commenced a primary public offering of 4,250,000 common units representing limited partnership interests in the Partnership and (ii) on April 28, 2014, the Partnership entered into a $200,000 senior secured term loan facility with certain lenders. The Partnership’s primary public offering closed on April 15, 2014. On May 9, 2014, the Partnership issued an additional 75,000 common units pursuant to the partial exercise of the underwriters' over-allotment option in connection with the April 2014 primary public offering. Net proceeds to the Partnership from the primary offering and the exercise of the over-allotment option totaled $170,828. Upon receipt of the proceeds from the public offering on April 15, 2014, the Partnership paid off the outstanding balance of $124,750 under its revolving credit facility. The Augusta Contribution closed on April 28, 2014, and at closing, the Partnership’s preferred equity interest in Augusta was converted into common equity interests of Augusta. Following the Augusta Contribution, the Partnership owned 98% of Augusta’s common equity interests. In addition, on April 28, 2014, the Partnership entered into a $150,000 senior secured revolving credit facility with various financial institutions by amending and restating its prior $200,000 revolving credit facility.